Notes to the Consolidated Statements of Financial Position - Summary of Key Assumptions Used to Change for Significant CGUs (Details) - Switzerland - Intangible assets with indefinite useful lives
€ in Millions
Sep. 30, 2022 EUR (€)
CGU Group Internetstores
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Headroom in EUR million	€ 4.1
CGU Group Internetstores | Terminal Value EBITDA margin
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.007)
CGU Group Internetstores | 5-year CAGR (Compound Annual Growth Rate)
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.015)
CGU Wiggle
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Headroom in EUR million	€ 2.7
CGU Wiggle | Terminal Value EBITDA margin
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.013)
CGU Wiggle | 5-year CAGR (Compound Annual Growth Rate)
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.029)